Intangible asset	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Intangible asset

5.	Intangible asset

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At January 1, 2026	19,023	2,291	69	21,383
Acquisition	366	-	-	366
At June 30, 2026 (unaudited)	19,389	2,291	69	21,749

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortization and impairment
At January 1, 2026	13,378	2,291	69	15,738
Amortization charge for the period	–	–	-	-
At June 30, 2026 (unaudited)	13,378	2,291	69	15,738
Net book value
At June 30, 2026 (unaudited)	6,011	–	-	6,011

On February 4, 2026, the Company announced the closing of an exclusive license with Otsuka Pharmaceutical Co., Ltd (Otsuka) for OPB-171775. A novel molecular glue intended to be developed for the treatment of gastrointestinal stromal tumors (GIST). The compound also has the potential to be useful in additional indications. In the Company’s pipeline, OPB-171775 is coded MTX240.

Under the terms of the license agreement the Company has the exclusive rights to develop and commercialize MTX240 globally with the exception of Japan where Otsuka retains its rights. The agreement includes an upfront cash fee of $500,000 and additional development and regulatory milestones. In addition, tiered royalties in the mid-single digit range are payable on net sales of MTX240.

The individual intangible asset which is material to the financial statements is as follows:

	Carrying amount
	As at June 30, 2026 £’000	As at December 31, 2025 £’000
MTX228 tolimidone acquired IPRD*	2,938	2,938
MTX230 eRapa acquired IPRD*	2,707	2,707
MTX240 acquired IPRD*	366	-

*asset is not yet in use and has not started amortizing